Consolidated Balance Sheets - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Cash	CAD 2	CAD 11
Accounts receivable	105	113
Other	18	18
Deferred funding asset	18	77
Risk management	11	8
Assets held for sale	35	114
Total current assets	189	341
Non-current
Deferred funding asset		16
Property, plant and equipment	2,819	2,982
Total non-current assets	2,819	2,998
Total assets	3,008	3,339
Current
Accounts payable and accrued liabilities	149	175
Current portion of long-term debt	31	27
Current portion of provisions	27	35
Risk management	55	26
Liabilities related to assets held for sale	24	81
Total current liabilities	286	344
Non-current
Long-term debt	328	442
Provisions	221	264
Risk management	6	25
Deferred tax liability		14
Other non-currentliabilities	1	3
Total liabilities	842	1,092
Shareholders' equity
Shareholders' capital	2,181	8,997
Other reserves	96	97
Deficit	(111)	(6,847)
Total shareholders' equity	2,166	2,247
Total liabilities and shareholders' equity	CAD 3,008	CAD 3,339